Deposits (Scheduled Maturities of Certificates of Deposit) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Within one year	$ 2,170,493,000	$ 1,632,705,000
One to two years	552,127,000	586,001,000
Two to three years	376,172,000	225,973,000
Three to four years	179,774,000	284,634,000
After four years	105,979,000	236,651,000
Deposits, Domestic	3,384,545,000	2,965,964,000
Certificates of deposit, $100,000 or More, Total	$ 1,580,000,000	$ 1,300,000,000